UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07154

Cohen & Steers Total Return Realty Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Tina M. Payne 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2014

Item 1. Schedule of Investments

COHEN & STEERS TOTAL RETURN REALTY FUND, INC.

SCHEDULE OF INVESTMENTS

March 31, 2014 (Unaudited)

	Number of Shares	Value
COMMON STOCK—REAL ESTATE 83.4%
COMMUNICATIONS 0.6%
CBS Outdoor Americas(a)	26,769	$782,993

DIVERSIFIED 8.2%
American Assets Trust	30,178	1,018,206
American Realty Capital Properties	120,336	1,687,110
AmREIT	38,374	635,857
Cousins Properties	82,474	945,977
Forest City Enterprises, Class A(a)	38,651	738,234
Hibernia REIT PLC (Ireland)(a)	221,495	322,841
Societe Fonciere Lyonnaise SA (France)	14,100	736,105
Vornado Realty Trust	42,521	4,190,870
		10,275,200
HEALTH CARE 8.3%
Aviv REIT	38,102	931,594
Health Care REIT	37,466	2,232,974
Omega Healthcare Investors	39,620	1,328,062
Ventas	97,324	5,894,915
		10,387,545
HOTEL 5.6%
Ashford Hospitality Prime	32,312	488,558
Hersha Hospitality Trust	188,014	1,096,122
Host Hotels & Resorts	97,143	1,966,174
Orient-Express Hotels Ltd., Class A (Bermuda)(a)	35,817	516,123
Strategic Hotels & Resorts(a)	146,538	1,493,222
Sunstone Hotel Investors	106,954	1,468,478
		7,028,677
INDUSTRIALS 6.9%
First Industrial Realty Trust	30,442	588,140
Gramercy Property Trust(b)	118,233	610,082
Prologis	153,253	6,257,320
Rexford Industrial Realty	36,134	512,380
STAG Industrial	27,599	665,136
		8,633,058
OFFICE 13.7%
Boston Properties	30,680	3,513,781
Corporate Office Properties Trust	47,384	1,262,310

	Number of Shares	Value
Douglas Emmett	63,416	$1,721,110
Empire State Realty Trust, Class A	69,262	1,046,549
Hudson Pacific Properties	51,801	1,195,049
Kilroy Realty Corp.	29,930	1,753,299
Parkway Properties	99,266	1,811,605
PS Business Parks	16,508	1,380,399
SL Green Realty Corp.	34,999	3,521,599
		17,205,701
RESIDENTIAL 11.3%
APARTMENT 10.6%
Apartment Investment & Management Co.	44,344	1,340,076
AvalonBay Communities	10,178	1,336,575
Equity Residential	113,154	6,561,800
Essex Property Trust	7,795	1,325,540
UDR	103,062	2,662,091
		13,226,082
MANUFACTURED HOME 0.7%
Sun Communities	20,483	923,579
TOTAL RESIDENTIAL		14,149,661

SELF STORAGE 7.1%
CubeSmart	62,500	1,072,500
Extra Space Storage	25,897	1,256,263
Public Storage	30,057	5,064,304
Sovran Self Storage	20,879	1,533,563
		8,926,630
SHOPPING CENTERS 19.8%
COMMUNITY CENTER 5.5%
Kimco Realty Corp.	102,956	2,252,677
Ramco-Gershenson Properties Trust	70,223	1,144,635
Regency Centers Corp.	39,218	2,002,471
Weingarten Realty Investors	50,752	1,522,560
		6,922,343
FREE STANDING 0.7%
Realty Income Corp.	19,861	811,520

REGIONAL MALL 13.6%
General Growth Properties	99,994	2,199,868
Glimcher Realty Trust	141,700	1,421,251
Macerich Co. (The)	42,471	2,647,218

	Number of Shares	Value
Simon Property Group	57,879	$9,492,156
Taubman Centers	18,589	1,315,915
		17,076,408
TOTAL SHOPPING CENTERS		24,810,271

SPECIALTY 1.9%
Digital Realty Trust	39,804	2,112,796
Weyerhaeuser Co.	7,492	219,890
		2,332,686
TOTAL COMMON STOCK (Identified cost—$76,055,174)		104,532,422

PREFERRED SECURITIES—$25 PAR VALUE 12.7%
BANKS—FOREIGN 0.3%
National Westminster Bank PLC, 7.76%, Series C (United Kingdom)	13,358	341,831

INSURANCE—MULTI-LINE—FOREIGN 0.3%
ING Groep N.V., 7.375% (Netherlands)	15,000	382,950

REAL ESTATE 12.1%
DIVERSIFIED 3.4%
Colony Financial, 8.50%, Series A	30,700	796,051
DuPont Fabros Technology, 7.875%, Series A	20,000	505,000
DuPont Fabros Technology, 7.625%, Series B	20,000	501,600
EPR Properties, 9.00%, Series E (Convertible)	15,400	472,780
Lexington Realty Trust, 6.50%, Series C ($50 Par Value)	14,400	675,360
National Retail Properties, 5.70%	4,991	104,512
NorthStar Realty Finance Corp., 8.50%, Series D	19,900	495,311
PS Business Parks, 5.75%, Series U	20,000	428,200
Vornado Realty Trust, 6.625%, Series I	10,000	249,800
		4,228,614
HOTEL 3.3%
Ashford Hospitality Trust, 8.45%, Series D	19,350	491,296
Ashford Hospitality Trust, 9.00%, Series E	20,000	538,200
Chesapeake Lodging Trust, 7.75%, Series A	20,000	518,800
Hersha Hospitality Trust, 8.00%, Series B	25,000	637,500
Hospitality Properties Trust, 7.125%, Series D	18,600	471,510
Pebblebrook Hotel Trust, 7.875%, Series A	35,000	907,550
Sunstone Hotel Investors, 8.00%, Series D	25,000	645,000
		4,209,856

	Number of Shares	Value
INDUSTRIALS 0.7%
First Potomac Realty Trust, 7.75%, Series A	15,000	$379,050
Monmouth Real Estate Investment Corp., 7.875%, Series B(c)	20,000	512,600
		891,650
OFFICE 0.9%
American Realty Capital Properties, 6.70%, Series F	42,647	971,072
Hudson Pacific Properties, 8.375%, Series B	8,500	222,700
		1,193,772
RESIDENTIAL—MANUFACTURED HOME 0.9%
Campus Crest Communities, 8.00%, Series A	24,650	619,948
Equity Lifestyle Properties, 6.75%, Series C	19,060	465,064
		1,085,012
SHOPPING CENTERS 2.9%
COMMUNITY CENTER 1.2%
Cedar Realty Trust, 7.25%, Series B	20,000	470,200
DDR Corp., 7.375%, Series H	5,339	134,222
DDR Corp., 6.50%, Series J	25,200	606,312
Kite Realty Group Trust, 8.25%, Series A	10,000	257,100
		1,467,834
REGIONAL MALL 1.7%
CBL & Associates Properties, 7.375%, Series D	29,998	753,850
Glimcher Realty Trust, 8.125%, Series G	29,989	755,423
Pennsylvania REIT, 8.25%, Series A	25,000	648,000
		2,157,273
TOTAL SHOPPING CENTERS		3,625,107
TOTAL REAL ESTATE		15,234,011
TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$14,783,247)		15,958,792

PREFERRED SECURITIES—CAPITAL SECURITIES 2.1%
BANKS 0.5%
Farm Credit Bank of Texas, 10.00%, Series I	500	606,406

BANKS—FOREIGN 1.2%
Banco Bilbao Vizcaya Argentaria SA, 9.00% (Spain)(d)	400,000	434,375
Credit Agricole SA, 7.875%, 144A (France)(e)	400,000	423,000

	Number of Shares	Value
Dresdner Funding Trust I, 8.151%, due 6/30/31, 144A (Germany)(e)	500,000	$570,000
		1,427,375
INSURANCE—LIFE/HEALTH INSURANCE—FOREIGN 0.4%
La Mondiale Vie, 7.625% (France)	500,000	546,875
TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$2,354,857)		2,580,656

	Principal Amount
CORPORATE BONDS 0.6%
INSURANCE—PROPERTY CASUALTY 0.3%
Liberty Mutual Insurance, 7.697%, due 10/15/97, 144A(e)	$375,000	409,829

REAL ESTATE—SHOPPING CENTERS 0.3%
General Shopping Finance Ltd., 10.00%, 144A (Cayman Islands)(c),(e)	378,000	301,455
TOTAL CORPORATE BONDS (Identified cost—$723,005)		711,284

	Number of Shares
SHORT-TERM INVESTMENTS 0.2%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, 0.00%(f)	300,000	300,000
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$300,000)		300,000

		Value
TOTAL INVESTMENTS (Identified cost—$94,216,283)	99.0%	$124,083,154

WRITTEN CALL OPTIONS	0.0	(104)

OTHER ASSETS IN EXCESS OF LIABILITIES	1.0	1,284,194

NET ASSETS (Equivalent to $13.08 per share based on 9,586,556 shares of common stock outstanding)	100.0%	$125,367,244

	Number of Contracts
WRITTEN CALL OPTIONS 0.0%
Gramercy Property Trust, USD Strike Price 5.73, 4/17/14	545	$(104)
TOTAL WRITTEN CALL OPTIONS (Premiums received—$10,982)		$(104)

Glossary of Portfolio Abbreviations

REIT	Real Estate Investment Trust
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

(a)	Non-income producing security.
(b)	All or a portion of the security is pledged as collateral in connection with written option contracts. $28,380 in aggregate has been pledged as collateral.
(c)	Illiquid security. Aggregate holdings equal 0.7% of the net assets of the Fund.
(d)

Fair valued security. This security has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors. Aggregate fair valued securities represent 0.4% of the net assets of the Fund.

(e)	Resale is restricted to qualified institutional investors. Aggregate holdings equal 1.4% of the net assets of the Fund, of which 0.2% are illiquid.
(f)	Rate quoted represents the seven-day yield of the Fund.

Cohen & Steers Total Return Realty Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Exchange traded options are valued at their last sale price as of the close of options trading on applicable exchanges on the valuation date. In the absence of a last sale price on such day, options are valued at the average of the quoted bid and ask prices as of the close of business. Over-the-counter options are valued based upon prices provided by the respective counterparty.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be over-the-counter, are valued at the last sale price on the valuation date as reported by sources deemed appropriate by the Board of Directors to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair market value of such securities.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing net asset value.

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment advisor, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures

Cohen & Steers Total Return Realty Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an

Cohen & Steers Total Return Realty Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

assigned level within the disclosure hierarchy. There were no transfers between Level 1 and Level 2 securities as of March 31, 2014.

The following is a summary of the inputs used as of March 31, 2014 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices In Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock	$104,532,422	$104,532,422	$—	$—
Preferred Securities - $25 Par Value	15,958,792	15,958,792	—	—
Preferred Securities - Capital Securities	2,580,656	—	2,580,656	—
Corporate Bonds	711,284	—	711,284	—
Money Market Funds	300,000	—	300,000	—
Total Investments(a)	$124,083,154	$120,491,214	$3,591,940	$—
Written Call Options	$(104)	$—	$(104)	$—
Total Depreciation In Other Financial Instruments(a)	$(104)	$—	$(104)	$—

(a) Portfolio holdings are disclosed individually on the Schedule of Investments.

Following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

Total Investments in Securities
Balance as of December 31, 2013	$630,194
Change in unrealized appreciation (depreciation)	(20,112)
Transfers out of Level 3(a)	(610,082)
Balance as of March 31, 2014	$—

The change in unrealized appreciation (depreciation) attributable to securities owned on March 31, 2014 which were valued using significant unobservable inputs (Level 3) amounted to $0.

Cohen & Steers Total Return Realty Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

(a) As of December 31, 2013, the Fund used significant unobservable inputs in determining the value of certain investments. As of March 31, 2014, the Fund used significant observable inputs in determining the value of the same investments.

Note 2.   Derivative Instruments

Options:  The Fund writes covered call options on securities and may write put or call options on an index and put options on securities with the intention of earning option premiums. Option premiums may increase the Fund’s realized gains and therefore may help increase distributable income. When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded on the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires, the Fund realizes a gain on the option to the extent of the premium received. Premiums received from writing options which are exercised or closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium reduces the cost basis of the security purchased by the Fund.  If a call option is exercised, the premium is added to the proceeds of the security sold to determine the realized gain or loss. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the underlying index or security. Other risks include the possibility of an illiquid options market or the inability of the counterparties to fulfill their obligations under the contracts.

Transactions in written options for the three months ended March 31, 2014, were as follows:

	Number
	of Contracts	Premiums
Options outstanding at December 31, 2013	545	$10,982
Options written	—	—
Options expired	—	—
Options outstanding at March 31, 2014	545	$10,982

Note 3.   Income Tax Information

As of March 31, 2014, the federal tax cost and net unrealized appreciation and depreciation in value of securities held were as follows:

Cost for federal income tax purposes	$94,216,283
Gross unrealized appreciation	$31,060,104
Gross unrealized depreciation	(1,193,233)
Net unrealized appreciation	$29,866,871

Cohen & Steers Total Return Realty Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 4. Reorganization

On December 10, 2013, the Board of Directors of the Fund and Cohen & Steers Dividend Majors Fund, Inc. (DVM) approved the reorganization of DVM with and into the Fund, pursuant to which the Fund would continue as the surviving fund (the Reorganization).  A notice and proxy statement was filed with the SEC on February 12, 2014 and mailed to shareholders of record of both funds, as of January 30, 2014, on February 28, 2014.

At a special joint meeting on April 24, 2014, shareholders of DVM approved the Reorganization and shareholders of the Fund approved the issuance of additional shares of the Fund’s common stock in connection with the Reorganization.  The Reorganization will be effected at the net asset value and is expected to occur after the close of business on June 13, 2014.  Shareholders of the Fund also approved changes to certain fundamental investment policies of the Fund, including (i) amending the Fund’s fundamental investment policy with respect to making loans; (ii) converting to non-fundamental its current fundamental investment restriction regarding limits on the Fund’s ability to enter into short sales of securities or maintain short positions; and (iii) converting to non-fundamental its current fundamental investment restriction regarding the purchase of securities on margin.  Shareholders of the Fund did not approve an amendment to the Fund’s charter to authorize the Board of Directors from time to time to amend the charter to increase or decrease the number of authorized shares of stock of any class or series without further action by the shareholders.

Item 2. Controls and Procedures

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                 Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS TOTAL RETURN REALTY FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: May 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and Principal Executive Officer		Title: Treasurer and Principal Financial Officer

Date: May 23, 2014